ORGANIZATION - VIEs Financial information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Current assets:
Cash and cash equivalents	¥ 5,523,571		¥ 1,492,436	¥ 2,243,537	$ 789,860
Restricted cash-current	656,010		545,795	2,854,568	93,808
Short-term investments	379,198				54,225
Prepaid expenses and other current assets	2,241,570		2,789,573		320,542
Total current assets	11,451,866		6,820,148		1,637,597
Non-current assets:
Restricted cash-non-current	22,104		42,842	882	3,161
Derivative financial instrument	11,185		6,768		1,599
Long-term investments, net	1,062,660		794,688		151,958
Property and equipment, net	22,775,579		17,216,635		3,256,864
Intangible assets, net	2,004,710		1,403,787		286,670
Land use rights, net	867,765		766,213		124,089
Operating lease right-of-use assets, net	4,871,341		4,618,212		696,592
Deferred tax assets, net	251,572		306,623		35,974
Other non-current assets	1,275,380		381,126		182,377
Total non-current assets	33,142,296		25,536,894		4,739,284
Total assets	44,594,162		32,357,042		6,376,881
Current liabilities:
Current portion of long-term borrowings	957,062		615,015
Current portion of finance lease liabilities	357,995		208,299		51,193
Current portion of operating lease liabilities	962,275		899,818		137,603
Accounts and notes payable	741,878		709,260		106,087
Amounts due to related parties	415,889		355,679		59,471
Income taxes payable	154,343		69,569		22,071
Advances from customers	933,920		1,378,806		133,549
Deferred revenue	138,671		87,830		19,830
Current portion of deferred government grants	51,062		6,727		7,302
Accrued expenses and other payables	5,459,465		3,618,237		780,693
Total current liabilities	12,447,213		9,343,415		1,779,928
Non-current liabilities:
Non-current portion of finance lease liabilities	1,643,713		1,532,309		235,048
Non-current portion of operating lease liabilities	4,001,047		3,779,293		572,142
Unrecognized tax benefits	118,734		107,850		16,979
Deferred tax liabilities	840,387		734,404		120,174
Deferred government grants	260,268		273,824		37,218
Total non-current liabilities	23,582,477		16,092,808		3,372,250
Total liabilities	36,029,690		25,436,223		5,152,178
Net (loss) income	(133,421)	$ (19,079)	248,423	(2,597,169)
Net cash generated from operating activities	1,918,550	274,351	2,005,393	2,063,480
Net cash used in investing activities	(8,011,594)	(1,145,644)	(4,390,708)	(3,905,109)
Net cash (used in) generated from financing activities	10,220,881	1,461,566	(627,654)	3,941,134
Net (decrease) increase in cash and cash equivalents and restricted cash	4,120,612	$ 589,240	(3,017,914)	2,109,493
Related Party
Current assets:
Amounts due from related parties	429,411		336,360		$ 61,405
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents	3,633,178		951,869
Restricted cash-current	629,377		514,991
Accounts receivable	2,109,472		1,510,487
Short-term investments	5,031
Amounts due from related parties	78,384		77,907
Prepaid expenses and other current assets	1,923,157		2,258,563
Total current assets	8,378,599		5,313,817
Non-current assets:
Restricted cash-non-current	123		18,000
Derivative financial instrument	11,185		6,768
Long-term investments, net	180,925		151,849
Property and equipment, net	12,736,740		7,150,464
Intangible assets, net	637,113		510,847
Land use rights, net	133,618		55,402
Operating lease right-of-use assets, net	4,817,080		4,561,722
Deferred tax assets, net	173,541		221,722
Other non-current assets	645,565		166,103
Total non-current assets	19,335,890		12,842,877
Total assets	27,714,489		18,156,694
Current liabilities:
Short-term bank borrowings	1,086,997		589,000
Current portion of long-term borrowings	1,657,840		1,093,160
Current portion of finance lease liabilities	229,691		94,162
Current portion of operating lease liabilities	941,603		881,025
Accounts and notes payable	610,988		574,642
Amounts due to inter-companies, net	3,622,715		3,128,991
Amounts due to related parties	415,889		355,679
Income taxes payable	136,043		68,458
Advances from customers	933,920		1,378,806
Deferred revenue	124,401		80,435
Current portion of deferred government grants	24,929		6,727
Accrued expenses and other payables	3,060,317		1,274,258
Total current liabilities	12,845,333		9,525,343
Non-current liabilities:
Long-term borrowings	7,846,171		3,285,482
Non-current portion of finance lease liabilities	923,083		705,013
Non-current portion of operating lease liabilities	3,963,305		3,737,819
Amounts due to inter-companies, net	892,476		1,020,972
Unrecognized tax benefits	118,734		107,850
Deferred tax liabilities	106,232		118,374
Deferred government grants	82,493		38,654
Total non-current liabilities	13,932,494		9,014,164
Total liabilities	26,777,827		18,539,507
Net revenues	9,278,295		7,391,709	6,418,125
Net (loss) income	741,675		353,325	(999,101)
Net cash generated from operating activities	1,800,362		2,191,027	1,418,796
Net cash used in investing activities	(4,459,173)		(2,095,055)	(1,431,085)
Net cash (used in) generated from financing activities	5,436,629		30,393	(359,809)
Net (decrease) increase in cash and cash equivalents and restricted cash	2,777,818		126,365	¥ (372,098)
Variable Interest Entity, Primary Beneficiary | Related Party
Current liabilities:
Amounts due to related parties	¥ 415,889		¥ 355,679